Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Multi Ways Holdings Limited
Entity Central Index Key	0001941500
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3E Gul Circle
Entity Address, Country	SG
Entity Address, Postal Zip Code	629633
City Area Code	+65
Local Phone Number	6287 5252
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102